Loans and Allowance for Loan Losses - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans and Allowance for Credit Losses
Loan loss provision		$ 454,000
Provision for (reversal of ) Credit Losses	$ 429,000